OTHER INCOME, BY FUNCTION (Tables)	12 Months Ended
Dec. 31, 2017
Material income and expense [abstract]
Schedule of other income by function

Other income by function is as follows:

	For the period ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Coalition and loyalty program Multiplus	240,952	174,197	154,958
Tours	109,463	133,575	113,225
Aircraft leasing	103,741	65,011	46,547
Customs and warehousing	26,793	24,548	25,457
Maintenance	6,585	17,090	11,669
Duty free	8,038	11,141	16,408
Other miscellaneous income	54,317	113,186	17,517
Total	549,889	538,748	385,781